Other Receivables (Details) - CAD ($)	Aug. 31, 2019	Aug. 31, 2018
Disclosure Other Receivables Details Abstract
Receivable from related parties	$ 78,439	$ 40,086
HST and VAT receivable	526,983	171,837
Other	20,097	52,880
Other Receivables	$ 625,519	$ 264,803